Employee Benefit Plans - Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Before-Tax Amount [Abstract]
Before-Tax Amount, Prior service cost during year	$ 37
Before-Tax Amount, Amortization of prior service cos	(14)
Before-Tax Amount, Net loss arising during year	(425)
Before-Tax Amount, Actuarial gain (loss) included in benefits expense	212
Before-Tax Amount, Total benefits plans	(190)
Tax Benefit (Expense) [Abstract]
Tax Benefit (Expense), Prior service cost during year	(12)
Tax Benefit (Expense), Amortization of prior service cost	6
Tax Benefit (Expense), Net loss arising during year	131
Tax Benefit (Expense), Actuarial gain (loss) included in benefits expense	(58)
Tax Benefit (Expense), Total benefits plans	67	(27)	(100)
Net-of-Tax Amount [Abstract]
Net-of-Tax Amount, Prior service cost during year	25
Net-of-Tax Amount, Amortization of prior service cost	(8)
Net-of-Tax Amount, Net loss arising during year	(294)
Net-of-Tax Amount, Actuarial gain (loss) included in benefits expense	154
Net-of-Tax Amount, Total benefit plans	$ (123)	$ 140	$ 98